Revenue and segment information (Disclosure of disaggregation of revenue) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenue	¥ 169,550,624		¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	169,550,624		152,459,444	[3]	113,814,236	[3]
Revenue from contracts with customers within the scope of IFRS15	169,467,647		152,363,979	[3]	113,770,006	[3]
Revenue from other sources	82,977		95,465	[3]	44,230	[3]
Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	(471,902)		(380,622)	[3]	(326,241)	[3]
PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	157,326,267		142,067,630	[3]	104,746,690	[3]
Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	12,002,860	[4]	10,078,031	[3]	8,758,822	[3]
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	693,399		694,405	[3]	634,965	[3]
Sales of power and heat [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	166,306,671		148,925,442	[3]	112,794,536	[3]
Sales of power and heat [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Sales of power and heat [member] | PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	154,816,070		138,950,879	[3]	104,131,730	[3]
Sales of power and heat [member] | Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	11,490,601	[4]	9,974,563	[3]	8,662,806	[3]
Sales of power and heat [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Sales of coal and raw material [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	863,776		1,143,299	[3]	2,909	[3]
Sales of coal and raw material [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Sales of coal and raw material [member] | PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	649,374		1,143,299	[3]	2,909	[3]
Sales of coal and raw material [member] | Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	214,402	[4]	0	[3]	0	[3]
Sales of coal and raw material [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Port service [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	144,998		232,360	[3]	237,347	[3]
Port service [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	(296,639)		(238,138)	[3]	(172,741)	[3]
Port service [member] | PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Port service [member] | Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	[4]	0	[3]	0	[3]
Port service [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	441,637		470,498	[3]	410,088	[3]
Transportation service [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	53,357		73,830	[3]	105,505	[3]
Transportation service [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	(153,334)		(107,287)	[3]	(83,140)	[3]
Transportation service [member] | PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0		0	[3]	0	[3]
Transportation service [member] | Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	[4]	0	[3]	0	[3]
Transportation service [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	206,691		181,117	[3]	188,645	[3]
Others [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Total revenue	2,181,822		2,084,513	[3]	673,939	[3]
Others [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Total revenue	(21,929)		(35,197)	[3]	(70,360)	[3]
Others [member] | PRC power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	1,860,823		1,973,452	[3]	612,051	[3]
Others [member] | Overseas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	297,857	[4]	103,468	[3]	96,016	[3]
Others [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	¥ 45,071		¥ 42,790	[3]	¥ 36,232	[3]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Company and its subsidiaries have initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18 and IAS 11.
[4]	Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since December 2018, see note 41(b)).